UNAUDITED CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($)	3 Months Ended		6 Months Ended		9 Months Ended	11 Months Ended	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022	Sep. 30, 2022	Dec. 31, 2021	Dec. 31, 2022	Dec. 31, 2021
Change in operating assets and liabilities:
Net cash used in operating activities			$ (10,444,000)	$ (11,708,000)			$ (22,557,000)	$ (19,548,000)
Cash Flows from Investing Activities:
Net cash used in investing activities			(30,000)	(123,000)			(163,000)	(459,000)
Cash Flows from Financing Activities:
Proceeds from convertible promissory note - related party			4,825,000
Net cash provided by financing activities			11,829,000	11,837,000			22,486,000	20,159,000
Net increase in cash, cash equivalents, and restricted cash			1,355,000	6,000			(234,000)	152,000
Cash, cash equivalents, and restricted cash at the beginning of period			117,000	351,000	$ 351,000		351,000	199,000
Cash, cash equivalents, and restricted cash at the end of period	$ 1,472,000	$ 357,000	1,472,000	357,000		$ 351,000	117,000	351,000
Graf Acquisition Corp. IV [Member]
Operating Activities
Net (loss) income			(1,452,171)	2,959,529	3,847,094	(990,638)	4,548,351
Adjustments to reconcile net (loss) income to net cash used in operating activities:
Change in fair value of derivative warrant liability	283,300	(1,605,330)	519,370	(4,296,600)	(4,863,180)	(5,665,840)	(5,146,470)
Gain on settlement of deferred underwriting commissions		(179,595)		(179,595)			(179,595)
Income from investments held in Trust Account		(124,764)	(3,389,390)	(168,792)	(1,073,311)	(41,153)	(2,400,690)
Change in operating assets and liabilities:
Prepaid expenses			208,573	288,199	394,156	(812,724)	569,972
Prepaid expenses - related party				(13,173)
Accounts payable			(13,813)	79,438	195,119	51,807	125,350
Franchise tax payable			23,550	(56,214)	(163,696)	185,205	(142,500)
Income tax payable			390,772	(15,402)	164,076		181,374
Due to related party			32,809
Accrued expenses			2,618,655	940,161	684,840	1,557,213	873,215
Net cash used in operating activities			(1,061,645)	(462,449)	994,497	(1,523,725)	(1,570,993)
Cash Flows from Investing Activities:
Investment of cash into Trust Account			(330,000)			(171,615,000)
Cash withdrawals from Trust Account to pay for taxes			381,239				568,642
Cash withdrawn from Trust Account in connection with redemption			113,296,457
Net cash used in investing activities			113,347,696			(171,615,000)	568,642
Cash Flows from Financing Activities:
Proceeds from convertible promissory note - related party			416,710
Redemption of common stock	(113,296,457)		(113,296,457)
Net cash provided by financing activities			(112,879,747)			174,861,231	(85,000)
Net increase in cash, cash equivalents, and restricted cash			(593,696)	(462,449)		1,722,506	(1,087,351)
Cash, cash equivalents, and restricted cash at the beginning of period			635,155	1,722,506	$ 1,722,506	0	1,722,506
Cash, cash equivalents, and restricted cash at the end of period	$ 41,459	$ 1,260,057	41,459	$ 1,260,057		$ 1,722,506	635,155	$ 1,722,506
Supplementary cash flow information:
Cash paid for income taxes			300,000				257,000
Supplemental disclosure of noncash activities:
Extinguishment of accrued expenses related to offering costs			$ 13,924				$ 3,724,646